Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 04, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Common Stock, Dividends, Per Share, Declared		$ 3.15	$ 0	$ 0
Dividend Declared
Dividends Payable, Date Declared, Day, Month and Year	Dec. 04, 2020
Common Stock, Dividends, Per Share, Declared	$ 3.00
Dividends Payable, Date of Record, Day, Month and Year	Dec. 17, 2020
Dividends Payable, Date to be Paid, Day, Month and Year	Dec. 30, 2020
Approximate dividends payable	$ 10,000